Accounts receivable and contract assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Accounts receivable and contract assets

7. Accounts receivable and contract assets
The following table presents the accounts receivable and contract assets as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB
Accounts receivable and contract assets	1,052,631	2,141,542
Credit loss allowance for accounts receivable and contract assets	(188,725)	(250,696)

Accounts receivable and contract assets, net	863,906	1,890,846

The Group evaluates expected credit losses of accounts receivable and contract assets on a collective basis based on the type of borrowers and delinquency pattern. Credit quality indicators are updated quarterly, and the credit quality of any given customer can change during the life of the portfolio. The following table presents accounts receivable and contract assets based on type of borrowers and delinquency as of December 31, 2020 and 2021:

	1-89 days past due	90-119 days past due	120-149 days past due	150-179 days past due	Total past due	Current	Total accounts receivable and contract assets
December 31, 2020
New borrowers	6,781	1,672	1,587	1,870	11,910	117,030	128,940
Repeat borrowers	20,105	5,942	5,356	5,458	36,861	756,322	793,183
Other	—	—	—	—	—	130,508	130,508

Total	26,886	7,614	6,943	7,328	48,771	1,003,860	1,052,631

December 31, 2021
New borrowers	16,964	3,626	2,863	2,491	25,944	451,127	477,071
Repeat borrowers	50,589	10,409	8,207	6,811	76,016	1,365,710	1,441,726
Other	—	—	—	—	—	222,745	222,745

Total	67,553	14,035	11,070	9,302	101,960	2,039,582	2,141,542

As the average tenor of loans facilitated on the Group’s platform are around 9 months, substantially all of the accounts receivable and contract assets balance as of December 31, 2021 are originated in 2021.
As disclosed in note 2(l), the Company
writes-off
the accounts receivable and contract assets and the related allowance when the accounts receivables and contract assets are delinquent for 180 days or more.
The following table sets forth the movement of credit loss allowance for accounts receivable and contract assets as of December 31, 2020 and 2021, respectively:

	For the years ended December 31,
	2019	2020	2021
		RMB	RMB
Beginning balance	50,544	145,699	188,725
Impact of adoption of ASC 326 (Note 2(b))	—	142,077	—
Provision for accounts receivable and contract assets	261,882	124,661	139,226
Current period write-off	(166,727)	(223,712)	(77,255)

Ending balance	145,699	188,725	250,696